Stock-Based Compensation - Schedule of Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total compensation expense	$ 42,044	$ 29,669	$ 41,512
Tax benefit recognized on compensation expense	10,545	3,965	13,253
Restricted stock units
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total compensation expense	29,453	23,539	26,833
Performance stock units
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total compensation expense	$ 12,591	$ 6,130	$ 14,679